Basis of Presentation - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Cost of revenues	$ 1,159,710	$ 538,181	$ 3,320,467	$ 1,555,861	$ 2,170,548	$ 2,329,900
Prior period reclassification adjustment amount related to other non current assets			23,194
Unamortized debt issuance costs	$ 15,093		15,093
Research and Development Expenses [Member]
Summary Of Significant Accounting Policies [Line Items]
Cost of revenues			$ 318,565